Postemployment benefit plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	$ 14,782	$ 13,024	$ 12,064
Service cost	185	158	210
Interest cost	609	651	652
Plan amendments	0	1	4
Actuarial losses (gains)	1,168	1,635	1,140
Foreign currency exchange rates	0	0	0
Participant contributions	0	0	0
Benefits paid - gross	(831)	(823)	(820)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and special termination benefits	0	(3)	(235)
Acquisitions, divestitures and other	0	139	9
Benefit obligation, end of year	15,913	14,782	13,024
Accumulated benefit obligation, end of year	15,132	14,055	12,558
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.70%	4.30%	5.10%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Non-U.S. Pension Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	4,299	3,867	3,542
Service cost	108	115	92
Interest cost	182	182	162
Plan amendments	12	(24)	35
Actuarial losses (gains)	385	312	153
Foreign currency exchange rates	49	(32)	34
Participant contributions	9	9	9
Benefits paid - gross	(190)	(187)	(168)
Less: federal subsidy on benefits paid	0	0	0
Curtailments, settlements and special termination benefits	(67)	(83)	(52)
Acquisitions, divestitures and other	(50)	140	60
Benefit obligation, end of year	4,737	4,299	3,867
Accumulated benefit obligation, end of year	4,329	3,744	3,504
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.70%	4.30%	4.60%
Rate of compensation increase (as a percent)	3.90%	3.90%	4.20%
Other Postretirement Benefits
Change in benefit obligation:
Benefit obligation, beginning of year	5,381	5,184	4,537
Service cost	92	84	68
Interest cost	221	253	245
Plan amendments	(38)	(121)	0
Actuarial losses (gains)	186	306	602
Foreign currency exchange rates	(11)	(19)	14
Participant contributions	48	44	45
Benefits paid - gross	(394)	(388)	(379)
Less: federal subsidy on benefits paid	16	14	15
Curtailments, settlements and special termination benefits	(48)	(6)	0
Acquisitions, divestitures and other	0	30	37
Benefit obligation, end of year	5,453	5,381	5,184
Weighted-average assumptions used to determine benefit obligation:
Discount rate (as a percent)	3.70%	4.30%	5.00%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Effect of a one-percentage-point change in assumed health care cost trend
Effect of a one-percentage-point increase in current year service and interest cost components of other postretirement benefit cost	27
Effect of a one-percentage-point decrease in current year service and interest cost components of other postretirement benefit cost	(22)
Effect of a one-percentage-point increase on accumulated postretirement benefit obligation	343
Effect of a one-percentage-point decrease on accumulated postretirement benefit obligation	$ (285)